Estimated Amortization Expense Relating to Existing Intangible Assets with Finite Lives (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Estimated amortization expense
2015	$ 199,042	1,234,976
2016	128,646	798,198
2017	54,898	340,619
2018	37,679	233,781
2019	$ 25,702	159,471